Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.12
Income from discontinued operations, net of tax	—	—	—

Net income	1.18	1.38	1.12

Diluted earnings per share

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Effect of dilutive securities:
Call options and shares	2	3	4

Dilutive weighted-average number of shares outstanding	2,295	2,291	2,291

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.11
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.18	1.38	1.12